SCHEDULE OF RESTATEMENT ADJUSTMENT AND OTHER IMMATERIAL ADJUSTMENTS (Details) - USD ($)	3 Months Ended				5 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021
Revenue										$ 49,038,000
Cost of sales										24,264,000
Gross Profit										24,774,000
Selling and administrative expense										27,276,000
Total operating expenses										35,232,000
Operating Loss	$ (837,555)		$ (193,673)		$ (9,963)	$ (2,389,231)	$ (991,071)		$ (1,705,315)	(10,458,000)
Loss before income taxes										(11,357,000)
Net loss	150,844	$ (361,371)	1,198,920	$ 3,097,637	(9,963)	(210,527)	4,296,557		6,604,155	(12,053,000)
Total current assets	90,790				65,373	90,790			475,700
Total assets	60,289,664				372,775	60,289,664			207,355,603
Accounts payable	434,496					434,496			30,132
Total current liabilities	3,116,479				357,738	3,116,479			437,158
Total liabilities	10,563,299				357,738	10,563,299			8,096,578
Net parent company investment
Accumulated other comprehensive income
Total (deficit)	(10,472,509)	(9,521,134)	(7,321,714)	(8,267,493)	15,037	(10,472,509)	(7,321,714)	$ (9,521,134)	(7,620,878)	(8,267,493)
Total liabilities and (deficit)	60,289,664				372,775	60,289,664			207,355,603
Balance, value	(9,521,134)	(7,620,878)	(8,267,493)	15,037		(7,620,878)	15,037	(8,267,493)	15,037
Balance, value	(10,472,509)	(9,521,134)	(7,321,714)	(8,267,493)	15,037	(10,472,509)	(7,321,714)	(9,521,134)	(7,620,878)	(8,267,493)
Net cash provided by (used) in operating activities					1	(359,910)	(910,409)		(1,095,955)
DIH Holding US, Inc. [Member]
Revenue	13,174,000		7,870,000					54,998,000		49,038,000
Cost of sales	6,892,000		3,333,000					20,456,000		24,264,000
Gross Profit	6,282,000		4,537,000					34,542,000		24,774,000
Selling and administrative expense	6,693,000		5,966,000					26,415,000		27,276,000
Total operating expenses	8,481,000		8,156,000					34,760,000		35,232,000
Operating Loss	(2,199,000)		(3,619,000)					(218,000)		(10,458,000)
Loss before income taxes	(3,136,000)		(3,330,000)					(331,000)		(11,357,000)
Net loss	(3,362,000)		(3,958,000)					(2,361,000)		(12,053,000)
Accounts receivables, net	5,775,000	6,079,000		6,444,000		5,775,000		6,079,000		6,444,000
Inventories, net	7,760,000	6,121,000		4,792,000		7,760,000		6,121,000		4,792,000
Total current assets	21,143,000	30,785,000		25,434,000		21,143,000		30,785,000		25,434,000
Total assets	29,706,000	37,434,000		34,021,000		29,706,000		37,434,000		34,021,000
Accounts payable	4,078,000	3,200,000		3,580,000		4,078,000		3,200,000		3,580,000
Advance payments from customers	9,171,000	6,878,000		4,211,000		9,171,000		6,878,000		4,211,000
Accrued expenses and other current liabilities	10,860,000	12,411,000		8,053,000		10,860,000		12,411,000		8,053,000
Total current liabilities	50,392,000	58,608,000		48,842,000		50,392,000		58,608,000		48,842,000
Total liabilities	62,464,000	66,488,000		60,443,000		62,464,000		66,488,000		60,443,000
Net parent company investment	(36,363,000)	(32,977,000)		(30,503,000)		(36,363,000)		(32,977,000)		(30,503,000)
Accumulated other comprehensive income	3,605,000	3,923,000		4,081,000		3,605,000		3,923,000		4,081,000
Total (deficit)	(32,758,000)	(29,054,000)	(29,755,000)	(26,422,000)		(32,758,000)	(29,755,000)	(29,054,000)		(26,422,000)	$ (16,185,000)
Total liabilities and (deficit)	29,706,000	37,434,000		34,021,000		29,706,000		37,434,000		34,021,000
Foreign currency translation adjustments, net of tax										690,000
Other comprehensive income	(318,000)		632,000					(158,000)		1,995,000
Comprehensive loss										(10,058,000)
Balance, value	(29,054,000)		(26,422,000)					(26,422,000)		(16,185,000)
Balance, value	(32,758,000)	(29,054,000)	(29,755,000)	(26,422,000)		(32,758,000)	(29,755,000)	(29,054,000)		(26,422,000)	(16,185,000)
Pension income	66,000		(105,000)					(417,000)		(282,000)
Accounts receivables, net	935,000		2,901,000					(483,000)		3,462,000
Inventories	(2,142,000)		(457,000)					244,000		3,189,000
Accounts payable	87,000		54,000					345,000		(1,109,000)
Other Liabilities	(2,062,000)		426,000					417,000		899,000
Advance payments from customers	2,256,000		(9,000)					2,666,000		3,063,000
Accrued expense and other current liabilities	(1,725,000)		1,217,000					4,130,000		(1,347,000)
Net cash provided by (used) in operating activities	(2,402,000)		195,000					6,183,000		(744,000)
DIH Holding US, Inc. [Member] | Net Parent Company Investment [Member]
Net loss	(3,362,000)	(3,362,000)	(3,958,000)					(2,361,000)		(12,053,000)
Total (deficit)	(36,363,000)	(32,977,000)	(34,468,000)	(30,503,000)		(36,363,000)	(34,468,000)	(32,977,000)		(30,503,000)	(18,271,000)
Other comprehensive income
Balance, value	(32,977,000)		(30,503,000)					(30,503,000)		(18,271,000)	(7,420,000)
Other comprehensive income, net of tax
Balance, value	(36,363,000)	(32,977,000)	(34,468,000)	(30,503,000)		(36,363,000)	(34,468,000)	(32,977,000)		(30,503,000)	(18,271,000)
DIH Holding US, Inc. [Member] | AOCI Attributable to Parent [Member]
Net loss
Total (deficit)	3,605,000	3,923,000	4,713,000	4,081,000		3,605,000	4,713,000	3,923,000		4,081,000	2,086,000
Other comprehensive income	(318,000)		632,000					(158,000)		1,995,000
Balance, value	3,923,000		4,081,000					4,081,000		2,086,000	(296,000)
Other comprehensive income, net of tax										1,995,000
Balance, value	$ 3,605,000	$ 3,923,000	4,713,000	4,081,000		$ 3,605,000	$ 4,713,000	3,923,000		4,081,000	2,086,000
Previously Reported [Member]
Revenue										48,979,000
Cost of sales										22,750,000
Gross Profit										26,229,000
Selling and administrative expense										27,633,000
Total operating expenses										35,589,000
Operating Loss										(9,360,000)
Loss before income taxes										(10,259,000)
Net loss										(10,955,000)
Previously Reported [Member] | DIH Holding US, Inc. [Member]
Revenue										48,979,000
Cost of sales										22,750,000
Gross Profit										26,229,000
Selling and administrative expense										27,633,000
Total operating expenses										35,589,000
Operating Loss										(9,360,000)
Loss before income taxes										(10,259,000)
Net loss										(10,955,000)
Accounts receivables, net				6,385,000						6,385,000
Inventories, net				5,559,000						5,559,000
Total current assets				26,142,000						26,142,000
Total assets				34,729,000						34,729,000
Accounts payable				4,988,000						4,988,000
Advance payments from customers
Accrued expenses and other current liabilities				10,749,000						10,749,000
Total current liabilities				48,735,000						48,735,000
Total liabilities				60,336,000						60,336,000
Net parent company investment				(30,031,000)						(30,031,000)
Accumulated other comprehensive income				4,424,000						4,424,000
Total (deficit)				(25,607,000)						(25,607,000)
Total liabilities and (deficit)				34,729,000						34,729,000
Foreign currency translation adjustments, net of tax										407,000
Other comprehensive income										1,712,000
Comprehensive loss										(9,243,000)
Balance, value			(25,607,000)					(25,607,000)
Balance, value				(25,607,000)						(25,607,000)
Pension income										1,013,000
Accounts receivables, net										3,521,000
Inventories										2,421,000
Accounts payable										(339,000)
Other Liabilities										(677,000)
Advance payments from customers
Accrued expense and other current liabilities										838,000
Net cash provided by (used) in operating activities										(744,000)
Previously Reported [Member] | DIH Holding US, Inc. [Member] | Net Parent Company Investment [Member]
Net loss										(10,955,000)
Total (deficit)				(30,031,000)						(30,031,000)	(18,897,000)
Balance, value			(30,031,000)					(30,031,000)		(18,897,000)	(8,046,000)
Other comprehensive income, net of tax
Balance, value				(30,031,000)						(30,031,000)	(18,897,000)
Previously Reported [Member] | DIH Holding US, Inc. [Member] | AOCI Attributable to Parent [Member]
Net loss
Total (deficit)				4,424,000						4,424,000	2,712,000
Balance, value			4,424,000					4,424,000		2,712,000	330,000
Other comprehensive income, net of tax										1,712,000
Balance, value				4,424,000						4,424,000	2,712,000
Revision of Prior Period, Adjustment [Member]
Revenue										59,000
Cost of sales										1,514,000
Gross Profit										(1,455,000)
Selling and administrative expense										(357,000)
Total operating expenses										(357,000)
Operating Loss										(1,098,000)
Loss before income taxes										(1,098,000)
Net loss										(1,098,000)
Revision of Prior Period, Adjustment [Member] | DIH Holding US, Inc. [Member]
Revenue										59,000
Cost of sales										1,514,000
Gross Profit										(1,455,000)
Selling and administrative expense										(357,000)
Total operating expenses										(357,000)
Operating Loss										(1,098,000)
Loss before income taxes										(1,098,000)
Net loss										(1,098,000)
Accounts receivables, net				59,000						59,000
Inventories, net				(767,000)						(767,000)
Total current assets				(708,000)						(708,000)
Total assets				(708,000)						(708,000)
Accounts payable				(1,408,000)						(1,408,000)
Advance payments from customers				4,211,000						4,211,000
Accrued expenses and other current liabilities				(2,696,000)						(2,696,000)
Total current liabilities				107,000						107,000
Total liabilities				107,000						107,000
Net parent company investment				(472,000)						(472,000)
Accumulated other comprehensive income				(343,000)						(343,000)
Total (deficit)				(815,000)						(815,000)
Total liabilities and (deficit)				(708,000)						(708,000)
Foreign currency translation adjustments, net of tax										283,000
Other comprehensive income										283,000
Comprehensive loss										(815,000)
Balance, value			(815,000)					(815,000)
Balance, value				(815,000)						(815,000)
Pension income										(1,295,000)
Accounts receivables, net										(59,000)
Inventories										768,000
Accounts payable										(770,000)
Other Liabilities										1,576,000
Advance payments from customers										3,063,000
Accrued expense and other current liabilities										(2,185,000)
Net cash provided by (used) in operating activities
Revision of Prior Period, Adjustment [Member] | DIH Holding US, Inc. [Member] | Net Parent Company Investment [Member]
Net loss										(1,098,000)
Total (deficit)				(472,000)						(472,000)	626,000
Balance, value			(472,000)					(472,000)		626,000	626,000
Other comprehensive income, net of tax
Balance, value				(472,000)						(472,000)	626,000
Revision of Prior Period, Adjustment [Member] | DIH Holding US, Inc. [Member] | AOCI Attributable to Parent [Member]
Net loss
Total (deficit)				(343,000)						(343,000)	(626,000)
Balance, value			$ (343,000)					$ (343,000)		(626,000)	(626,000)
Other comprehensive income, net of tax										283,000
Balance, value				$ (343,000)						$ (343,000)	$ (626,000)